Fair Values of Financial Instruments	9 Months Ended
Sep. 30, 2011
Fair Values of Financial Instruments

15. Fair Values of Financial Instruments

Fair value is defined as the price at which an asset or liability is exchanged between market participants in an orderly transaction at the reporting date. The Company’s cash equivalents, accounts receivable and payables and accrued expenses all approximate fair value due to their short term nature. The Company does not have any assets or liabilities measured at fair value on a recurring basis.

The following table provides disclosure on the fair value of the Company’s other financial instruments, which include mortgage notes collateralized only by the three acquired apartment communities, and the real estate loan investment:

			Fair value measurements using fair value hierarchy
	Carrying value	Fair Value	Level 1	Level 2	Level 3
Financial Assets:
Real estate related loan	$6,000,000	$6,000,000	$—	$—	$6,000,000
Financial Liabilities:
Mortgage notes payable	$55,637,000	$56,761,783	$—	$—	$56,761,783

The fair values of these instruments were calculated using discounted cash flow valuation methodologies and are based upon unobservable (Level 3) assumption inputs, which included fixed-rate yield index data and spread quotes as of September 30, 2011.